Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (33.9%)

	Airlines (0.9%)

1,727,872	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$1,751,181

255,999	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	259,819

1,104,927	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,225,883

807,342	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	902,738

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

717,000	5.500%, 04/20/26	750,964

239,000	5.750%, 04/20/29	258,662

1,105,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,122,426

866,317	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,025,321

351,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	395,981

333,929	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	345,791

889,155	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	910,788

532,993	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	528,393

		9,477,947

	Communication Services (4.2%)

1,490,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,529,723

980,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	1,036,203

717,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	728,407

705,000	Brink’s Company* 5.500%, 07/15/25	743,211

1,740,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	1,830,289

830,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	897,288

	CSC Holdings, LLC*

3,100,000	5.500%, 04/15/27^	3,246,010

2,100,000	5.750%, 01/15/30^	2,192,946

1,450,000	5.375%, 02/01/28^	1,535,318

1,350,000	4.625%, 12/01/30^	1,331,059

440,000	4.500%, 11/15/31	444,246

1,010,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	1,064,348

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

750,000	6.625%, 08/15/27	$301,538

540,000	5.375%, 08/15/26	314,172

120,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	124,177

3,346,000	Embarq Corp. 7.995%, 06/01/36	3,753,710

	Entercom Media Corp.*^

478,000	6.750%, 03/31/29	488,301

443,000	6.500%, 05/01/27	456,782

559,000	Frontier Florida, LLC^& 6.860%, 02/01/28	613,072

1,445,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,572,969

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

835,000	3.500%, 03/01/29	836,603

250,000	5.250%, 12/01/27	262,780

270,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	302,535

	Intelsat Jackson Holdings, SA@

731,000	9.750%, 07/15/25*	413,651

475,000	5.500%, 08/01/23	262,172

1,350,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,443,933

532,875	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	527,791

1,145,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	1,178,812

	Netflix, Inc.

725,000	4.875%, 06/15/30*	874,865

525,000	4.875%, 04/15/28^	614,297

	Scripps Escrow II, Inc.*

477,000	3.875%, 01/15/29	477,673

239,000	5.375%, 01/15/31^	239,186

1,275,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,320,913

477,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	497,416

	Sirius XM Radio, Inc.*

1,250,000	5.500%, 07/01/29^	1,371,112

1,250,000	4.625%, 07/15/24^	1,284,363

723,000	4.000%, 07/15/28	746,136

715,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	729,686

1,740,000	Sprint Capital Corp.^ 6.875%, 11/15/28	2,246,653

2,430,000	Sprint Corp. 7.125%, 06/15/24	2,798,437

755,000	Telecom Italia Capital, SA 6.000%, 09/30/34	868,439

1,340,000	United States Cellular Corp. 6.700%, 12/15/33	1,669,305

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

392,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	$4,214

		45,174,741

	Consumer Discretionary (5.3%)

1,004,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,088,236

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

705,000	6.625%, 01/15/28	752,785

598,000	4.625%, 08/01/29	600,093

285,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	297,241

1,250,000	Bally’s Corp.*^ 6.750%, 06/01/27	1,352,338

	Caesars Entertainment, Inc.*

472,000	8.125%, 07/01/27	520,087

472,000	6.250%, 07/01/25	498,852

1,460,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,472,322

	Carnival Corp.*

488,000	10.500%, 02/01/26^	559,516

239,000	7.625%, 03/01/26	253,715

1,130,000	Carriage Services, Inc.*^ 4.250%, 05/15/29	1,130,949

710,000	Carvana Company* 5.625%, 10/01/25	737,995

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,130,000	5.125%, 05/01/27^	3,278,518

1,055,000	4.750%, 03/01/30	1,119,724

585,000	5.750%, 02/15/26	605,136

565,000	5.000%, 02/01/28	592,973

476,000	4.250%, 02/01/31	491,213

750,000	Cedar Fair, LP^ 5.250%, 07/15/29	764,085

	Century Communities, Inc.

1,250,000	6.750%, 06/01/27	1,337,388

1,095,000	5.875%, 07/15/25	1,132,099

	DISH DBS Corp.^

763,000	7.750%, 07/01/26	872,262

595,000	7.375%, 07/01/28	644,498

718,000	Everi Holdings, Inc.* 5.000%, 07/15/29	734,966

600,000	Ford Motor Company 8.500%, 04/21/23	667,092

	Ford Motor Credit Company, LLC

1,525,000	4.000%, 11/13/30	1,615,494

1,300,000	4.063%, 11/01/24	1,380,795

1,140,000	3.664%, 09/08/24	1,196,191

1,120,000	4.134%, 08/04/25	1,200,326

500,000	4.389%, 01/08/26	542,785

	goeasy, Ltd.*

1,660,000	5.375%, 12/01/24	1,723,578

881,000	4.375%, 05/01/26	908,875

478,000	Goodyear Tire & Rubber Company*^ 5.000%, 07/15/29	504,051

477,000	Guitar Center, Inc.*& 8.500%, 01/15/26	509,989

PRINCIPAL AMOUNT		VALUE

	International Game Technology, PLC*

1,260,000	6.250%, 01/15/27	$1,433,137

301,000	5.250%, 01/15/29	321,546

200,000	4.125%, 04/15/26^	208,522

	L Brands, Inc.

1,264,000	6.694%, 01/15/27^	1,501,961

718,000	6.875%, 11/01/35	924,396

475,000	Liberty Interactive, LLC^ 8.500%, 07/15/29	545,447

717,000	Life Time, Inc.*^ 8.000%, 04/15/26	751,631

	M/I Homes, Inc.

1,335,000	5.625%, 08/01/25	1,374,823

705,000	4.950%, 02/01/28	743,838

	Macy’s Retail Holdings, LLC

475,000	6.700%, 07/15/34*	505,481

250,000	5.125%, 01/15/42	228,983

472,000	Macy’s, Inc.* 8.375%, 06/15/25	514,976

	Mattel, Inc.*

1,250,000	5.875%, 12/15/27	1,369,050

120,000	3.750%, 04/01/29	126,672

	Mclaren Finance, PLC*

1,155,000	5.750%, 08/01/22	1,155,000

930,000	7.500%, 08/01/26	945,791

1,100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,110,120

717,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	746,834

931,000	Newell Brands, Inc. 4.700%, 04/01/26	1,038,437

480,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	473,357

2,360,000	Rite Aid Corp.* 8.000%, 11/15/26	2,371,871

	Royal Caribbean Cruises, Ltd.*

465,000	11.500%, 06/01/25	532,778

233,000	10.875%, 06/01/23	264,842

1,110,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	1,123,975

1,250,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,278,938

750,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	849,143

238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	276,249

1,100,000	Vista Outdoor, Inc.*^ 4.500%, 03/15/29	1,122,935

1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	993,430

241,000	Williams Scotsman International, Inc.*^ 4.625%, 08/15/28	249,413

		56,169,743

	Consumer Staples (1.6%)

1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,124,343

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Edgewell Personal Care Company*

717,000	4.125%, 04/01/29^	$722,084

482,000	5.500%, 06/01/28	510,828

1,091,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	1,097,371

680,000	Fresh Market, Inc.* 9.750%, 05/01/23	700,998

1,275,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,403,036

403,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	454,403

	Kraft Heinz Foods Company

1,470,000	4.375%, 06/01/46	1,693,117

237,000	4.250%, 03/01/31^	273,252

237,000	3.875%, 05/15/27	262,551

621,000	New Albertsons, LP 7.750%, 06/15/26	713,436

957,000	Performance Food Group, Inc.*^ 4.250%, 08/01/29	973,929

1,450,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,552,428

	Post Holdings, Inc.*^

1,250,000	5.750%, 03/01/27	1,303,750

696,000	4.625%, 04/15/30	709,739

909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	902,482

1,050,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,135,407

	Vector Group, Ltd.*

1,500,000	5.750%, 02/01/29	1,528,590

578,000	10.500%, 11/01/26	615,084

		17,676,828

	Energy (3.1%)

	Antero Resources Corp.*

355,000	7.625%, 02/01/29	389,151

239,000	5.375%, 03/01/30^	243,383

	Apache Corp.

958,000	5.100%, 09/01/40^	1,028,547

538,000	4.875%, 11/15/27	579,458

478,000	4.625%, 11/15/25	514,366

45,262	Bonanza Creek Energy, Inc. 7.500%, 04/30/26	45,660

	Buckeye Partners, LP

750,000	3.950%, 12/01/26	762,503

500,000	5.850%, 11/15/43	508,990

577,000	ChampionX Corp. 6.375%, 05/01/26	604,408

	Cheniere Energy Partners, LP

1,000,000	5.625%, 10/01/26	1,034,260

232,000	4.000%, 03/01/31*	245,623

477,000	Cheniere Energy, Inc. 4.625%, 10/15/28	504,084

	Continental Resources, Inc.^

965,000	3.800%, 06/01/24	1,013,318

725,000	4.375%, 01/15/28	810,383

1,490,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,402,284

12,570	Diamond Foreign Asset Company / Diamond Finance, LLC 13.000%, 04/22/27	12,609

PRINCIPAL AMOUNT		VALUE

502,000	DT Midstream, Inc.* 4.125%, 06/15/29	$515,253

	Energy Transfer, LP‡

1,400,000	3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,155,392

700,000	6.500%, 11/15/26 5 year CMT + 5.69%	716,968

	EnLink Midstream Partners, LP

1,235,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	956,668

1,015,000	4.850%, 07/15/26^	1,062,451

	EQT Corp.

550,000	7.500%, 02/01/30	723,135

385,000	6.625%, 02/01/25	445,341

235,000	5.000%, 01/15/29	265,832

978,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	966,694

	Gulfport Energy Operating Corp.

940,000	6.375%, 05/15/25@	39,950

275,051	8.000%, 05/17/26^	294,643

	Laredo Petroleum, Inc.

807,000	10.125%, 01/15/28	855,331

243,000	7.750%, 07/31/29*	235,350

1,060,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,086,935

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27	480,585

455,000	7.500%, 01/15/26	412,125

478,000	Murphy Oil Corp. 6.375%, 07/15/28	506,322

	New Fortress Energy, Inc.*

478,000	6.500%, 09/30/26	483,683

477,000	6.750%, 09/15/25	487,217

450,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	270,972

240,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	251,136

	Occidental Petroleum Corp.

2,930,000	4.300%, 08/15/39	2,908,904

2,142,000	2.900%, 08/15/24	2,159,607

494,000	5.875%, 09/01/25	548,078

245,000	Ovintiv, Inc.^ 6.500%, 08/15/34	327,305

464,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	461,054

750,000	Parkland Corp. / Canada*^ 5.875%, 07/15/27	800,580

960,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	860,899

360,000	Range Resources Corp.*^ 8.250%, 01/15/29	399,053

536,000	Transocean, Inc.*^ 11.500%, 01/30/27	533,990

	Venture Global Calcasieu Pass, LLC*

240,000	4.125%, 08/15/31	247,584

240,000	3.875%, 08/15/29	245,352

480,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	501,710

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Viper Energy Partners, LP* 5.375%, 11/01/27	$524,635

665,000	W&T Offshore, Inc.* 9.750%, 11/01/23	640,475

460,000	Weatherford International, Ltd.* 11.000%, 12/01/24	476,611

		33,546,847

	Financials (6.6%)

	Acrisure, LLC / Acrisure Finance, Inc.*

2,455,000	7.000%, 11/15/25^	2,498,282

1,434,000	6.000%, 08/01/29	1,435,075

720,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	771,394

984,000	AG Issuer, LLC*^ 6.250%, 03/01/28	1,034,883

2,065,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,159,701

	Ally Financial, Inc.

842,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	884,925

777,000	8.000%, 11/01/31^	1,132,804

445,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	463,570

961,000	AmWINS Group, Inc.* 4.875%, 06/30/29	981,421

2,200,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,242,416

1,069,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	1,138,603

956,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	974,604

2,720,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	2,831,901

	Credit Acceptance Corp.^

1,250,000	6.625%, 03/15/26	1,322,700

869,000	5.125%, 12/31/24*	899,050

297,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	319,382

1,250,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,296,512

1,005,000	Enact Holdings, Inc.*^ 6.500%, 08/15/25	1,091,360

1,398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,388,577

1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,602,278

4,250,000	HUB International, Ltd.* 7.000%, 05/01/26	4,408,610

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,180,000	5.250%, 05/15/27	1,242,906

718,000	4.375%, 02/01/29	727,722

1,825,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,545,501

PRINCIPAL AMOUNT		VALUE

2,195,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	$2,302,467

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

2,435,000	5.000%, 08/15/28	2,494,195

2,000,000	6.250%, 06/03/26^	2,156,300

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

1,874,000	5.250%, 10/01/25^	1,905,202

478,000	4.750%, 06/15/29	476,518

1,119,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,112,017

	Level 3 Financing, Inc.

1,040,000	5.375%, 05/01/25	1,064,367

985,000	4.250%, 07/01/28*	1,004,592

	LPL Holdings, Inc.*

1,195,000	4.000%, 03/15/29	1,215,423

359,000	4.375%, 05/15/31	368,488

2,085,000	MetLife, Inc.^ 6.400%, 12/15/66	2,673,867

	Navient Corp.

2,113,000	5.000%, 03/15/27	2,204,831

1,100,000	4.875%, 03/15/28^	1,110,538

	OneMain Finance Corp.

1,230,000	7.125%, 03/15/26	1,449,309

925,000	6.875%, 03/15/25	1,051,549

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

578,000	7.500%, 06/01/25	626,928

476,000	5.875%, 10/01/28	508,168

599,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	615,688

1,100,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,142,702

445,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	448,529

1,250,000	Radian Group, Inc.^ 4.875%, 03/15/27	1,359,537

1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,112,540

717,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	727,325

580,000	SLM Corp.^ 4.200%, 10/29/25	628,529

1,250,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,326,650

943,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,025,371

	United Wholesale Mortgage, LLC*

716,000	5.500%, 11/15/25^	738,590

478,000	5.500%, 04/15/29	476,174

940,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	968,914

	XHR, LP*

1,017,000	6.375%, 08/15/25	1,084,915

478,000	4.875%, 06/01/29	489,615

		70,264,015

	Health Care (3.0%)

477,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	502,105

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,730,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	$2,957,027

	Bausch Health Companies, Inc.*

1,340,000	5.250%, 02/15/31^	1,257,041

1,050,000	5.000%, 01/30/28^	1,005,049

413,000	5.000%, 02/15/29	390,595

	Centene Corp.

1,000,000	4.250%, 12/15/27	1,054,790

477,000	3.000%, 10/15/30	496,528

479,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	491,483

	CHS/Community Health Systems, Inc.*

1,917,000	6.125%, 04/01/30	1,944,835

1,100,000	8.000%, 03/15/26	1,179,948

538,000	6.875%, 04/15/29	566,939

	DaVita, Inc.*

1,447,000	4.625%, 06/01/30^	1,496,285

709,000	3.750%, 02/15/31	690,353

	Encompass Health Corp.

470,000	4.750%, 02/01/30^	504,193

470,000	4.500%, 02/01/28	489,688

1,109,000	HCA, Inc. 7.500%, 11/06/33	1,585,371

300,000	Jazz Securities DAC* 4.375%, 01/15/29	313,239

1,650,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	1,099,065

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

1,760,000	5.125%, 04/30/31	1,815,088

450,000	4.125%, 04/30/28	462,101

1,025,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	957,073

	Tenet Healthcare Corp.

2,250,000	6.250%, 02/01/27*	2,346,750

1,405,000	4.625%, 07/15/24	1,425,415

1,315,000	6.875%, 11/15/31	1,508,134

1,250,000	4.875%, 01/01/26*	1,296,062

	Teva Pharmaceutical Finance Netherlands III, BV

2,050,000	6.000%, 04/15/24	2,157,215

1,950,000	2.800%, 07/21/23	1,934,731

		31,927,103

	Industrials (5.2%)

960,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,063,085

1,100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,100,561

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,183,000	4.875%, 02/15/30	1,281,556

1,175,000	4.625%, 01/15/27^	1,243,585

477,000	3.500%, 03/15/29^	482,133

	Allison Transmission, Inc.*

825,000	4.750%, 10/01/27	862,117

240,000	3.750%, 01/30/31	240,228

240,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	243,230

240,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	213,934

PRINCIPAL AMOUNT		VALUE

538,000	Arcosa, Inc.* 4.375%, 04/15/29	$551,525

2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,587,543

500,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	550,730

872,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	875,035

956,000	BWX Technologies, Inc.* 4.125%, 04/15/29	980,129

	Cascades, Inc. / Cascades USA, Inc.*

750,000	5.125%, 01/15/26^	794,947

500,000	5.375%, 01/15/28	526,990

	Delta Air Lines, Inc.

239,000	7.375%, 01/15/26	281,640

236,000	3.800%, 04/19/23^	243,861

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

239,000	4.750%, 10/20/28	267,897

119,000	4.500%, 10/20/25µ	128,187

718,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	697,185

475,000	EnerSys* 4.375%, 12/15/27	497,615

1,100,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,116,511

477,000	GFL Environmental, Inc.* 3.750%, 08/01/25	491,410

	Golden Nugget, Inc.*

725,000	6.750%, 10/15/24	727,653

505,000	8.750%, 10/01/25^	532,568

533,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	570,683

500,000	Granite US Holdings Corp.* 11.000%, 10/01/27	558,690

	Graphic Packaging International, LLC*

625,000	4.750%, 07/15/27	678,225

446,000	3.500%, 03/01/29	444,845

239,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	246,801

2,244,000	H&E Equipment Services, Inc.*^ 3.875%, 12/15/28	2,228,584

538,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	549,524

1,250,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,313,825

	Howmet Aerospace, Inc.

1,450,000	5.125%, 10/01/24^	1,598,161

429,000	6.875%, 05/01/25	499,549

1,250,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,275,200

480,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	520,608

1,091,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,125,039

474,000	MasTec, Inc.* 4.500%, 08/15/28	500,226

624,000	Meritor, Inc.* 4.500%, 12/15/28	639,013

588,000	Moog, Inc.*^ 4.250%, 12/15/27	607,463

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	$1,323,218

940,000	Novelis Corp.* 4.750%, 01/30/30	1,002,378

1,120,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	1,139,802

	Patrick Industries, Inc.*

505,000	7.500%, 10/15/27	549,536

478,000	4.750%, 05/01/29	488,157

1,170,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,270,456

213,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	225,976

935,000	QVC, Inc. 4.375%, 09/01/28	961,376

1,100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	1,100,242

790,000	Scientific Games International, Inc.* 5.000%, 10/15/25	812,641

463,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	488,683

450,000	Sensata Technologies, BV* 4.000%, 04/15/29	463,208

479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	483,795

	Sinclair Television Group, Inc.*

477,000	4.125%, 12/01/30	463,067

475,000	5.500%, 03/01/30^	477,142

	Standard Industries, Inc.*

955,000	5.000%, 02/15/27	989,447

236,000	4.375%, 07/15/30^	242,894

	Station Casinos, LLC*

1,965,000	4.500%, 02/15/28^	1,983,766

647,000	5.000%, 10/01/25	656,013

477,000	Stericycle, Inc.* 3.875%, 01/15/29	484,169

717,000	STL Holding Company, LLC* 7.500%, 02/15/26	756,643

1,000,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	1,056,730

	TransDigm, Inc.

1,260,000	6.250%, 03/15/26*	1,323,970

700,000	7.500%, 03/15/27	742,672

478,000	Tronox, Inc.*^ 4.625%, 03/15/29	486,963

	United Rentals North America, Inc.

480,000	3.750%, 01/15/32	480,000

450,000	5.875%, 09/15/26	465,431

239,000	3.875%, 02/15/31^	246,263

615,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	628,186

470,000	WESCO Distribution, Inc.* 7.125%, 06/15/25^	506,970

235,000	7.250%, 06/15/28	262,004

1,250,000	XPO Logistics, Inc.* 6.750%, 08/15/24	1,297,787

		55,797,876

PRINCIPAL AMOUNT		VALUE

	Information Technology (1.4%)

478,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	$493,043

500,000	CDK Global, Inc.* 5.250%, 05/15/29	545,190

1,114,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,132,047

	Dell International, LLC / EMC Corp.

1,155,000	6.020%, 06/15/26µ	1,390,551

750,000	6.100%, 07/15/27	927,893

425,000	5.850%, 07/15/25µ	499,664

480,000	Fair Isaac Corp.* 4.000%, 06/15/28	502,262

1,050,000	KBR, Inc.* 4.750%, 09/30/28	1,068,805

1,050,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,021,335

478,000	NCR Corp.* 5.125%, 04/15/29	498,176

1,102,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	1,113,075

723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	753,330

705,000	Open Text Corp.* 3.875%, 02/15/28	729,760

479,000	Playtika Holding Corp.* 4.250%, 03/15/29	478,253

646,000	PTC, Inc.* 4.000%, 02/15/28	669,430

1,100,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,108,239

	Twilio, Inc.

680,000	3.625%, 03/15/29	699,448

236,000	3.875%, 03/15/31^	246,957

1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,102,134

		14,979,592

	Materials (1.7%)

	Alcoa Nederland Holding, BV*

1,625,000	7.000%, 09/30/26	1,697,052

600,000	4.125%, 03/31/29^	631,566

534,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	561,501

725,000	ArcelorMittal, SA 7.250%, 10/15/39	1,059,508

412,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	425,048

1,530,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	1,548,161

650,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	662,558

	Freeport-McMoRan, Inc.

645,000	5.000%, 09/01/27	681,591

475,000	5.450%, 03/15/43	610,698

425,000	5.400%, 11/14/34^	540,311

716,000	HB Fuller Company 4.250%, 10/15/28	733,513

957,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	980,265

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	$764,744

	Kaiser Aluminum Corp.*

505,000	4.625%, 03/01/28^	528,003

120,000	4.500%, 06/01/31	124,933

777,000	Mercer International, Inc.^ 5.125%, 02/01/29	793,457

	New Gold, Inc.*

628,000	6.375%, 05/15/25	648,266

237,000	7.500%, 07/15/27	256,173

936,000	OCI, NV* 4.625%, 10/15/25	972,130

475,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	515,223

481,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	290,659

1,105,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	1,148,272

478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	487,871

750,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	786,757

480,000	Valvoline, Inc.*^ 3.625%, 06/15/31	478,502

		17,926,762

	Real Estate (0.4%)

764,000	EPR Properties^ 3.750%, 08/15/29	775,926

	Forestar Group, Inc.*

750,000	5.000%, 03/01/28	781,792

242,000	3.850%, 05/15/26	245,688

719,000	iStar, Inc. 5.500%, 02/15/26	754,864

	Service Properties Trust

1,250,000	4.350%, 10/01/24	1,261,687

465,000	5.250%, 02/15/26	470,692

		4,290,649

	Utilities (0.5%)

705,000	Calpine Corp.*^ 4.500%, 02/15/28	727,708

755,000	NRG Energy, Inc. 6.625%, 01/15/27	782,459

1,449,000	PPL Capital Funding, Inc.^‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,420,788

	Talen Energy Supply, LLC*

500,000	10.500%, 01/15/26	345,155

250,000	7.250%, 05/15/27^	228,243

1,250,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,353,525

		4,857,878

	TOTAL CORPORATE BONDS (Cost $346,620,153)	362,089,981

CONVERTIBLE BONDS (88.5%)

	Communication Services (10.3%)

3,696,000	Eventbrite, Inc.*µ 0.750%, 09/15/26	3,495,307

PRINCIPAL AMOUNT		VALUE

	Liberty Media Corp.

9,000,000	0.500%, 12/01/50*	$9,966,780

8,550,000	1.375%, 10/15/23µ	11,368,850

4,500,000	Liberty Media Corp. / Liberty Formula Oneµ 1.000%, 01/30/23	5,960,070

5,250,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	10,595,078

4,500,000	Sea, Ltd. 2.375%, 12/01/25	13,988,520

	Snap, Inc.

11,750,000	0.000%, 05/01/27*	13,526,600

5,750,000	0.750%, 08/01/26	18,824,637

9,250,000	Twitter, Inc.^ 0.250%, 06/15/24	12,827,252

7,400,000	Zynga, Inc. 0.250%, 06/01/24	9,889,138

		110,442,232

	Consumer Discretionary (25.4%)

5,750,000	Airbnb, Inc.*µ 0.000%, 03/15/26	5,389,360

9,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	12,704,400

6,250,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	10,226,687

5,500,000	Cheesecake Factory, Inc. 0.375%, 06/15/26	5,159,550

8,500,000	Chegg, Inc.* 0.000%, 09/01/26	9,217,145

2,500,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	7,692,400

	DISH Network Corp.

5,250,000	0.000%, 12/15/25*	6,144,600

1,832,000	2.375%, 03/15/24^~	1,775,263

11,500,000	DraftKings, Inc.*µ 0.000%, 03/15/28	10,095,160

12,750,000	Etsy, Inc.*µ^ 0.125%, 09/01/27	15,367,575

4,312,000	Expedia Group, Inc.*µ^ 0.000%, 02/15/26	4,636,349

11,500,000	Ford Motor Company*µ 0.000%, 03/15/26	12,322,825

5,500,000	LCI Industries*µ 1.125%, 05/15/26	5,931,420

	Liberty Interactive, LLCµ

970,000	4.000%, 11/15/29	747,511

615,000	3.750%, 02/15/30	474,436

4,229,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	4,275,012

11,250,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	12,028,837

3,000,000	NCL Corp. Ltd. 6.000%, 05/15/24	5,885,190

4,255,000	NCL Corp., Ltd.* 5.375%, 08/01/25	6,733,708

440,000	Peloton Interactive, Inc.* 0.000%, 02/15/26	416,359

4,500,000	RH 0.000%, 09/15/24	14,075,595

15,250,000	Royal Caribbean Cruises, Ltd.^ 4.250%, 06/15/23	19,649,625

5,750,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,388,382

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,340,000	Tesla, Inc. 2.000%, 05/15/24	$48,097,833

3,500,000	Under Armour, Inc. 1.500%, 06/01/24	6,533,765

15,000,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	15,145,650

5,500,000	Vroom, Inc.* 0.750%, 07/01/26	5,350,730

12,500,000	Wayfair, Inc.* 0.625%, 10/01/25	12,143,625

6,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	7,939,920

		271,548,912

	Consumer Staples (0.5%)

5,750,000	Beyond Meat, Inc.* 0.000%, 03/15/27	5,297,935

	Energy (1.0%)

7,000,000	Pioneer Natural Resources Company 0.250%, 05/15/25	10,298,330

	SunEdison, Inc.@

9,411,000	0.250%, 01/15/20	145,588

898,000	2.000%, 10/01/18	13,892

		10,457,810

	Financials (1.0%)

5,500,000	Coinbase Global, Inc.* 0.500%, 06/01/26	5,553,185

5,500,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	5,571,280

		11,124,465

	Health Care (14.5%)

5,750,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	5,254,753

2,750,000	CONMED Corp.^ 2.625%, 02/01/24	4,451,068

14,000,000	Dexcom, Inc.^ 0.250%, 11/15/25	15,964,340

2,426,000	Envista Holdings Corp.µ^ 2.375%, 06/01/25	5,174,973

9,250,000	Exact Sciences Corp.µ 0.375%, 03/15/27	11,183,527

5,750,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	5,267,978

13,500,000	Insulet Corp.µ 0.375%, 09/01/26	18,698,580

9,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	10,246,320

9,950,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	12,899,677

10,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	10,101,477

4,000,000	NuVasive, Inc.^ 0.375%, 03/15/25	3,893,160

5,500,000	Oak Street Health, Inc.* 0.000%, 03/15/26	5,824,830

8,500,000	Omnicell, Inc.* 0.250%, 09/15/25	13,389,285

8,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,803,040

PRINCIPAL AMOUNT		VALUE

6,470,000	Repligen Corp. 0.375%, 07/15/24	$13,995,063

1,675,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,054,873

6,750,000	Teladoc Health, Inc.^ 1.250%, 06/01/27	7,270,898

		154,473,842

	Industrials (6.7%)

3,500,000	Air Canadaµ 4.000%, 07/01/25	5,340,825

3,750,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,900,600

3,650,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	4,607,541

11,250,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	11,126,812

5,500,000	John Bean Technologies Corp.*µ 0.250%, 05/15/26	5,931,145

4,250,000	Middleby Corp.* 1.000%, 09/01/25	6,648,148

10,000,000	Southwest Airlines Company~ 1.250%, 05/01/25	14,693,000

20,000,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	19,535,800

		71,783,871

	Information Technology (26.9%)

9,250,000	Bentley Systems, Inc.* 0.125%, 01/15/26	10,676,072

5,207,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	7,568,479

14,000,000	Coupa Software, Inc. 0.375%, 06/15/26	15,031,380

7,250,000	Datadog, Inc.~ 0.125%, 06/15/25	10,060,318

	Enphase Energy, Inc.*µ

5,750,000	0.000%, 03/01/26	5,796,748

5,750,000	0.000%, 03/01/28	5,831,995

2,500,000	Everbridge, Inc.µ 0.125%, 12/15/24	3,495,475

3,500,000	Five9, Inc.µ 0.500%, 06/01/25	5,660,760

4,750,000	LivePerson, Inc.* 0.000%, 12/15/26	5,142,920

18,705,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	20,528,176

6,000,000	MicroStrategy, Inc.* 0.000%, 02/15/27	4,447,080

6,750,000	MongoDB, Inc. 0.250%, 01/15/26	12,197,047

5,645,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	7,974,635

	Okta, Inc.

7,500,000	0.125%, 09/01/25^	10,944,450

4,000,000	0.375%, 06/15/26	5,045,760

11,000,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	11,706,200

8,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	13,134,370

2,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,633,180

11,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	11,206,575

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,250,000	RingCentral, Inc. 0.000%, 03/01/25	$8,725,365

13,750,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	17,890,262

1,824,000	Shopify, Inc.^ 0.125%, 11/01/25	2,405,072

7,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	10,525,585

11,500,000	Splunk, Inc. 1.125%, 06/15/27	11,272,070

	Square, Inc.*^

9,000,000	0.250%, 11/01/27	10,619,550

9,000,000	0.000%, 05/01/26	10,239,300

5,750,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	6,577,080

8,000,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	8,742,400

5,250,000	Workday, Inc. 0.250%, 10/01/22	8,500,013

7,750,000	Zendesk, Inc. 0.625%, 06/15/25	10,562,707

7,250,000	Zscaler, Inc. 0.125%, 07/01/25	12,114,025

		287,255,049

	Materials (1.3%)

5,500,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	6,880,555

6,306,000	MP Materials Corp.* 0.250%, 04/01/26	6,829,083

		13,709,638

	Real Estate (0.9%)

3,600,000	IH Merger Sub, LLCµ 3.500%, 01/15/22	6,440,436

2,879,000	Redfin Corp.* 0.000%, 10/15/25	3,122,189

		9,562,625

	TOTAL CONVERTIBLE BONDS (Cost $751,870,092)	945,656,379

BANK LOANS (4.9%) ¡

	Airlines (0.2%)

800,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	823,700

1,197,000	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	1,200,669

		2,024,369

	Communication Services (1.3%)

1,277,250	Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	1,242,260

810,563	CommScope, Inc.‡ 3.342%, 04/06/26 1 mo. LIBOR + 3.25%	803,977

617,614	Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	616,302

PRINCIPAL AMOUNT		VALUE

540,396	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	$534,508

2,700,000	DIRECTV Financing, LLC! 0.000%, 07/22/27	2,697,988

1,486,275	Frontier Communications Corp.‡ 4.500%, 05/01/28 1 mo. LIBOR + 3.75%	1,488,140

740,000	Frontier Communications Corp.! 0.000%, 05/01/28	740,929

860,484	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	850,266

2,297,500	Intelsat Jackson Holdings, SA@ 8.625%, 01/02/24	2,343,864

1,775,000	Intelsat Jackson Holdings, SA‡@ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	1,812,399

		13,130,633

	Consumer Discretionary (1.0%)

480,000	At Home Group, Inc.! 0.000%, 06/24/28	480,600

240,000	At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	240,300

945,250	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	945,846

1,412,743	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	1,444,240

1,690,763	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	1,685,344

1,940,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	1,941,697

723,487	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	727,104

385,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	386,925

483,400	TKC Holdings, Inc.! 0.000%, 05/15/28	478,416

400,000	TKC Holdings, Inc.! 0.000%, 05/15/28	395,876

241,700	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	239,208

1,700,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	1,698,411

		10,663,967

	Consumer Staples (0.0%)

198,044	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	197,672

	Energy (0.1%)

1,036,184	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	1,031,008

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (0.2%)

2,000,000	Jazz Financing Lux S.a.r.l.‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	$2,005,000

269,862	Level 3 Financing, Inc.‡ 1.842%, 03/01/27 1 mo. LIBOR + 1.75%	264,550

		2,269,550

	Health Care (0.9%)

2,411,459	Amneal Pharmaceuticals LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,337,235

1,042,550	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	1,020,787

1,338,193	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	1,334,855

468,318	Icon Luxembourg Sarl! 0.000%, 07/03/28	467,899

360,245	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	359,922

116,682	Icon Luxembourg Sarl! 0.000%, 07/03/28	116,577

89,755	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	89,675

1,036,050	Mallinckrodt International Finance S.A.‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	1,009,936

1,050,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	1,053,281

2,183,855	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,119,366

		9,909,533

	Industrials (0.7%)

480,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	477,638

615,000	Air Canada! 0.000%, 07/28/28	616,796

1,584,360	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	1,567,668

977,800	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	980,245

1,012,226	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	1,004,948

741,958	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	741,958

PRINCIPAL AMOUNT		VALUE

569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.842%, 11/16/25 1 mo. LIBOR + 3.75%	$565,314

1,580,496	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	1,559,318

268,823	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	264,430

		7,778,315

	Information Technology (0.4%)

605,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	603,112

999,280	Banff Merger Sub Inc‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	992,230

1,182,000	Camelot U.S. Acquisition 1 Co.‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	1,172,101

636,800	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	637,497

1,028,684	VFH Parent LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	1,022,620

		4,427,560

	Materials (0.1%)

720,875	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	720,425

	TOTAL BANK LOANS (Cost $52,314,118)	52,153,032

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.3%)

	Communication Services (0.9%)

7,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	9,806,308

	Consumer Discretionary (1.4%)

78,610	Aptiv, PLCµ 5.500%, 06/15/23	14,759,814

	Energy (0.0%)

26	Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.00% PIK rate	128,050

	Financials (1.3%)

4,600	Bank of America Corp.‡‡ 7.250%	6,805,930

83,355	KKR & Company, Inc.^ 6.000%, 09/15/23	6,921,799

		13,727,729

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (3.8%)

113,945	Avantor, Inc. 6.250%, 05/15/22	$13,177,739

70,970	Boston Scientific Corp.^ 5.500%, 06/01/23	8,719,374

9,125	Danaher Corp. 4.750%, 04/15/22	18,183,844

		40,080,957

	Industrials (0.8%)

73,760	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	8,703,680

	Information Technology (2.2%)

15,360	Broadcom, Inc.~ 8.000%, 09/30/22	23,721,062

	Utilities (3.9%)

56,585	AES Corp.µ^ 6.875%, 02/15/24	5,736,587

151,970	Dominion Energy, Inc.µ 7.250%, 06/01/22	15,155,968

	NextEra Energy, Inc.

177,495	6.219%, 09/01/23	9,210,216

138,185	4.872%, 09/01/22	8,121,132

77,785	5.279%, 03/01/23	3,993,482

		42,217,385

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $121,932,050)	153,144,985

COMMON STOCKS (0.7%)

	Communication Services (0.0%)

6,663	Cumulus Media, Inc. - Class A#	78,557

1	Frontier Communications Parent, Inc.^#	30

15,505	Lumen Technologies, Inc.^	193,347

		271,934

	Energy (0.7%)

4,215	Bonanza Creek Energy, Inc.^	162,151

40,024	Calfrac Well Services, Ltd.#	115,669

8,836	Chaparral Energy, Inc. - Class A#	335,768

2,748	Chesapeake Energy Corp.	148,529

1,875	Chevron Corp.^	190,894

4,496	Denbury, Inc.^#	295,432

23,595	Diamond Offshore Drilling, Inc.#	139,800

42,100	Energy Transfer, LP	415,106

45,595	Enterprise Products Partners, LP~	1,029,079

6,644	EP Energy Corp.&#	657,756

6,463	Gulfport Energy Operating Corp.^#	441,423

55,412	Lonestar Resources US, Inc.&#	545,808

12,830	Magellan Midstream Partners, LP	597,878

2,215	Oasis Petroleum, Inc.^	203,138

6,925	Schlumberger, NV	199,648

15,995	Superior Energy Services, Inc.#	623,805

21,440	Targa Resources Corp.	902,839

15,224	Weatherford International, PLC^#	265,507

3,462	Whiting Petroleum Corp.#	162,368

8,500	Williams Companies, Inc.^	212,925

		7,645,523

NUMBER OF SHARES		VALUE

	Industrials (0.0%)

159,459	McDermott International, Inc.#	$52,781

	TOTAL COMMON STOCKS (Cost $10,837,439)	7,970,238

PREFERRED STOCKS (0.6%)

	Communication Services (0.1%)

42,000	United States Cellular Corp.^ 6.250%, 09/01/69	1,166,760

	Consumer Discretionary (0.1%)

6,122	Guitar Center, Inc. 0.000%	695,612

4,640	Qurate Retail, Inc. 8.000%, 03/15/31	503,347

		1,198,959

	Energy (0.4%)

62,620	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,459,046

37,094	NuStar Energy, LP^‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	934,398

43,000	NuStar Logistics, LP^‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,086,610

		3,480,054

	TOTAL PREFERRED STOCKS (Cost $5,900,833)	5,845,773

WARRANTS (0.0%) #

	Energy (0.0%)

3,152	Chesapeake Energy Corp. 02/09/26, Strike $32.13	78,800

2,837	Chesapeake Energy Corp. 02/09/26, Strike $27.63	81,223

1,751	Chesapeake Energy Corp.^ 02/09/26, Strike $36.18	37,752

4,875	Denbury, Inc. 09/18/25, Strike $32.59	161,996

1,776	Denbury, Inc. 09/18/23, Strike $35.41	53,191

47,739	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5

42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	4

	TOTAL WARRANTS (Cost $1,041,213)	412,971

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.2%) #

	Communication Services (0.2%)

	Sea, Ltd.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

490

13,531,840	Put, 01/21/22, Strike $200.00	$330,750

490

13,531,840	Put, 01/21/22, Strike $260.00	1,242,150

2,450	Snap, Inc.

18,232,900	Put, 01/21/22, Strike $55.00	649,250

		2,222,150

	Consumer Discretionary (0.7%)

700	Tesla, Inc.

48,104,000	Put, 01/21/22, Strike $700.00	7,416,500

	Information Technology (0.1%)

1,350	Micron Technology, Inc.

10,473,300	Call, 01/21/22, Strike $85.00	664,875

	Other (0.2%)

1,350	Invesco QQQ Trust Series

49,216,950	Put, 01/21/22, Strike $325.00	1,334,475

1,200	SPDR S&P 500 ETF Trust

30,524,400	Put, 01/21/22, Strike $400.00	1,347,000

		2,681,475

	TOTAL PURCHASED OPTIONS (Cost $19,920,914)	12,985,000

TOTAL INVESTMENTS (144.1%) (Cost $1,310,436,812)		1,540,258,359

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.4%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.7%)		(371,360,186)

NET ASSETS (100.0%)		$1,068,898,173

WRITTEN OPTIONS (-0.1%) #

	Communication Services (-0.1%)

490	Sea, Ltd.

13,531,840	Call, 01/21/22, Strike $320.00	(908,950)

	Consumer Discretionary (0.0%)

350	Tesla, Inc.

24,052,000	Call, 01/21/22, Strike $1,500.00	(126,000)

	TOTAL WRITTEN OPTIONS (Premium $4,265,926)	(1,034,950)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $208,750,556.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $16,787,514.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows:*

Cost basis of investments	$1,306,170,886

Gross unrealized appreciation	260,775,993

Gross unrealized depreciation	(27,723,470)

Net unrealized appreciation (depreciation)	$233,052,523

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.